Cover Page	3 Months Ended
Mar. 31, 2021
Document Information [Line Items]
Entity Registrant Name	Vimeo, Inc.
Entity Central Index Key	0001837686
Document Type	S-1
Entity Filer Category	Non-accelerated Filer
Amendment Flag	false
Entity Small Business	false
Entity Emerging Growth	true
Entity Ex Transition Period	true